FINANCE RECEIVABLES (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Finance receivables
Loans purchased from CBD	$ 235,076,964	$ 239,616,353	$ 251,013,073
Amount of contracts acquired	11,363,029	23,326,384	29,026,308
Customer loan payments collected in advance of the payment due dates	0	0
Gross finance receivables	364,197,688	396,803,008
Less: Net deferred loan fees and dealer discounts	(8,380,793)	(19,843,416)
Less: Unearned debt protection fees	(6,119,025)	(13,073,836)
Less: Debt protection claims and policy reserves	(3,625,958)	(2,975,238)
Less: Total unearned fees	(18,125,776)	(35,892,490)
Finance receivables - net of unearned fees	346,071,912	360,910,518
Allowance for credit losses	(31,400,000)	(29,000,000)	(25,396,255)
Net finance receivables	314,671,912	331,910,518
Military loans
Finance receivables
Loans purchased from CBD	389,000,000	398,300,000
Percentage of loans purchased as refinancing of outstanding loans	35.00%	29.00%
Gross finance receivables	348,544,188	369,361,165
Allowance for credit losses	(30,057,854)	(27,457,485)	(22,970,255)
Retail installment contracts
Finance receivables
Amount of contracts acquired	12,600,000	25,500,000
Gross finance receivables	15,653,500	27,441,843
Allowance for credit losses	$ (1,342,146)	$ (1,542,515)	$ (2,426,000)